UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Enrique Rendon
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ Enrique Rendon             Indianapolis, IN          October 26, 2009
     ----------------------         ----------------         ------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          158

Form 13F Information Table Value Total:      165,511
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Anglo American PLC -
   Unsponsor                   ADR             03485P201      35      2,184  SH          Sole                     2,184
Anglogold Ashanti Ltd new
   ADR                         ADR             035128206      16        400  SH          Sole                       400
BP PLC ADR                     ADR             055622104     150      2,822  SH          Sole                     2,822
Korea Electric Power Corp.
   ADR                         ADR             500631106      41      2,700  SH          Sole                     2,700
Nokia Corp. ADR                ADR             654902204       7        460  SH          Sole                       460
Roche Holdings, Ltd. ADR       ADR             771195104   2,807     69,540  SH          Sole                    69,540
Teva Pharmaceutical ADR        ADR             881624209   2,752     54,430  SH          Sole                    54,430
Total, S.A. ADR F1 REP 1
   ORD                         ADR             89151E109   3,014     50,870  SH          Sole                    50,870
3M Company                     COM             88579Y101   2,686     36,395  SH          Sole                    36,395
A F L A C Inc.                 COM             001055102   3,256     76,179  SH          Sole                    76,179
Abbott Laboratories            COM             002824100      38        760  SH          Sole                       760
Accenture Plc.                 COM             G1150G101   2,057     55,200  SH          Sole                    55,200
Adobe Systems Inc.             COM             00724F101   2,896     87,650  SH          Sole                    87,650
Alcoa Inc.                     COM             013817101       5        400  SH          Sole                       400
Allegheny Energy Inc.          COM             017361106      66      2,500  SH          Sole                     2,500
Allstate Corp                  COM             020002101       9        306  SH          Sole                       306
ALTRIA GROUP INC               COM             02209S103       2        100  SH          Sole                       100
AMER ELECTRIC PWR CO INC       COM             025537101       3        100  SH          Sole                       100
American Express Co.           COM             025816109      22        654  SH          Sole                       654
Ameriprise Financial Inc.      COM             03076C106       2         50  SH          Sole                        50
Amgen Inc.                     COM             031162100   3,544     58,839  SH          Sole                    58,839
Anchor Bancorp Wisconsin
   Inc.                        COM             032839102       3      2,355  SH          Sole                     2,355
Apple Inc.                     COM             037833100      26        140  SH          Sole                       140
Archer-Daniels-Midland Co.     COM             039483102      18        600  SH          Sole                       600
Arrow Finl Corp Com            COM             042744102      60      2,185  SH          Sole                     2,185
AT&T Inc.                      COM             00206R102   4,041    149,637  SH          Sole                   149,637
Automatic Data Processing
   Inc.                        COM             053015103      16        400  SH          Sole                       400
Avon Products, Inc.            COM             054303102   3,778    111,250  SH          Sole                   111,250
Bank of America Corp.          COM             060505104      24      1,424  SH          Sole                     1,424
Bank of New York Co., Inc.     COM             064058100       7        241  SH          Sole                       241
Bard C R Inc.                  COM             067383109      94      1,200  SH          Sole                     1,200
Baxter International Inc.      COM             071813109   2,050     35,972  SH          Sole                    35,972
Berkshire Hathaway Inc.
   Class                       COM             084670207       7          2  SH          Sole                         2
Biogen Idec Inc.               COM             09062X103       1         27  SH          Sole                        27
Boeing Co.                     COM             097023105     545     10,081  SH          Sole                    10,081
Bristol-Myers Squibb Co.       COM             110122108   2,927    129,984  SH          Sole                   129,984
Burlington Northern Santa
   Fe C                        COM             12189T104      48        600  SH          Sole                       600
C T I GROUP HOLDINGS INC       COM             126431105       3     31,570  SH          Sole                    31,570
Canadian Natural Resources
   Ltd                         COM             136385101     255      3,800  SH          Sole                     3,800
Caterpillar Inc.               COM             149123101      74      1,440  SH          Sole                     1,440
Chevron Corp.(formerly
   Chevron                     COM             166764100      98      1,398  SH          Sole                     1,398
Cisco Systems Inc.             COM             17275R102   3,675    156,125  SH          Sole                   156,125
Colgate Palmolive Co.          COM             194162103   5,671     74,336  SH          Sole                    74,336
Comcast Corp. New Class A      COM             20030n101     166      9,838  SH          Sole                     9,838
ConocoPhillips                 COM             20825C104   1,044     23,115  SH          Sole                    23,115
CORN PRODUCTS INTL INC         COM             219023108       3        100  SH          Sole                       100
Corning Inc.                   COM             219350105       5        300  SH          Sole                       300
Covidien Plc.                  COM             G2554F105     323      7,460  SH          Sole                     7,460
Crane Corp.                    COM             224399105      31      1,200  SH          Sole                     1,200
Cummins Inc.                   COM             231021106     125      2,800  SH          Sole                     2,800
CVS/Caremark Corp.             COM             126650100   4,485    125,478  SH          Sole                   125,478
CYBEX INTERNATIONAL INC        COM             23252E106       0        100  SH          Sole                       100
D P L INC                      COM             233293109       3        100  SH          Sole                       100
Danaher Corp.                  COM             235851102       9        140  SH          Sole                       140
DELL INC                       COM             24702R101      10        650  SH          Sole                       650
Devon Energy Corp. new         COM             25179M103       5         75  SH          Sole                        75
Directv Group Inc.             COM             25459L106      25        905  SH          Sole                       905
Disney (Walt)                  COM             254687106   3,955    144,035  SH          Sole                   144,035
Dow Chemical                   COM             260543103      31      1,200  SH          Sole                     1,200
Duke Energy Holding Corp.      COM             26441C105      12        733  SH          Sole                       733
E M C Corp.-Mass               COM             268648102   4,211    247,100  SH          Sole                   247,100
Edison International           COM             281020107      30        900  SH          Sole                       900
Electronic Arts                COM             285512109       2        122  SH          Sole                       122
Eli Lilly & Co.                COM             532457108     341     10,345  SH          Sole                    10,345
Emerson Electric               COM             291011104   2,818     70,320  SH          Sole                    70,320
EnCana Corp.                   COM             292505104   3,478     60,383  SH          Sole                    60,383
Express Scripts Inc.           COM             302182100      10        125  SH          Sole                       125
Exxon Mobil Corp.              COM             30231G102   5,316     77,490  SH          Sole                    77,490
Fiserv Inc.                    COM             337738108       8        170  SH          Sole                       170
Freeport-McMoran Copper &
   Gold                        COM             35671D857      11        155  SH          Sole                       155
GATEWAY INDUSTRIES NEW         COM             367631108       0         15  SH          Sole                        15
General Dynamics Corp.         COM             369550108      32        500  SH          Sole                       500
General Electric Co.           COM             369604103   1,620     98,704  SH          Sole                    98,704
General Mills                  COM             370334104      97      1,500  SH          Sole                     1,500
Goldman Sachs Group Inc.       COM             38141G104   3,294     17,870  SH          Sole                    17,870
Groupe Bruxelles Lambert       COM                379714      83        900  SH          Sole                       900
Hain Celestial Group Inc.      COM             405217100   1,452     75,718  SH          Sole                    75,718
Halliburton Co. Holding Co.    COM             406216101       8        290  SH          Sole                       290
Hanesbrands, Inc.              COM             410345102     153      7,142  SH          Sole                     7,142
Hanover Ins Group Inc Com      COM             410867105      13        304  SH          Sole                       304
Harley Davidson Inc.           COM             412822108       1         60  SH          Sole                        60
Hewlett-Packard Co.            COM             428236103   3,377     71,528  SH          Sole                    71,528
Home Depot Inc.                COM             437076102   2,606     97,800  SH          Sole                    97,800
Honeywell International,
   Inc.                        COM             438516106   2,988     80,440  SH          Sole                    80,440
HUNTINGTON BANCSHS INC         COM             446150104       0        100  SH          Sole                       100
Idex Corp.                     COM             45167R104      50      1,800  SH          Sole                     1,800
Illinois Tool Works, Inc.      COM             452308109       9        200  SH          Sole                       200
Intel Corp.                    COM             458140100   2,198    112,338  SH          Sole                   112,338
International Business
   Machine                     COM             459200101   4,576     38,258  SH          Sole                    38,258
J.P. Morgan Chase & Co.        COM             46625H100      59      1,347  SH          Sole                     1,347
Johnson & Johnson              COM             478160104   3,585     58,873  SH          Sole                    58,873
Kansas City Southern           COM             485170302   1,316     49,670  SH          Sole                    49,670
Kellogg Co                     COM             487836108     108      2,200  SH          Sole                     2,200
KEYCORP INC NEW                COM             493267108       1        100  SH          Sole                       100
Kimberly-Clark Corp.           COM             494368103   4,530     76,798  SH          Sole                    76,798
Kohls Corporation              COM             500255104   3,415     59,860  SH          Sole                    59,860
Legg Mason Inc.                COM             524901105       2         60  SH          Sole                        60
Lincoln National Corp.-Ind     COM             534187109       2         70  SH          Sole                        70
Linear Technology Corp.        COM             535678106       8        300  SH          Sole                       300
Lowe's Companies Inc.          COM             548661107       2        110  SH          Sole                       110
Manpower Inc.                  COM             56418H100       6        105  SH          Sole                       105
Manulife Finl Corp             COM             56501R106      50      2,368  SH          Sole                     2,368
Marathon Oil Corp.
   (formerly U                 COM             565849106     115      3,600  SH          Sole                     3,600
MARSHALL & ILSLEY CP NEW       COM             571837103       1        100  SH          Sole                       100
Martin Marietta Materials
   Inc.                        COM             573284106      64        700  SH          Sole                       700
McCormick & Co.                COM             579780206      68      2,000  SH          Sole                     2,000
McGraw-Hill Cos., Inc.         COM             580645109   2,682    106,698  SH          Sole                   106,698
MeadWestvaco Corp.             COM             583334107     247     11,084  SH          Sole                    11,084
Medco Health Solutions, Inc.   COM             58405U102      65      1,170  SH          Sole                     1,170
Medtronic Inc.                 COM             585055106   2,912     79,146  SH          Sole                    79,146
Merck & Company Inc.           COM             589331107     129      4,067  SH          Sole                     4,067
Metlife, Inc.                  COM             59156R108   1,778     46,700  SH          Sole                    46,700
Microsoft Corp.                COM             594918104   4,262    165,698  SH          Sole                   165,698
National Oilwell Varco, Inc.   COM             637071101   4,466    103,553  SH          Sole                   103,553
NIKE, Inc. 'B'                 COM             654106103     104      1,600  SH          Sole                     1,600
NV Energy, Inc. fka Sierra
   Pac                         COM             67073Y106      35      3,000  SH          Sole                     3,000
Occidental Petroleum Corp.     COM             674599105     125      1,600  SH          Sole                     1,600
Oneok Inc New                  COM             682680103       7        200  SH          Sole                       200
Oracle Corp.                   COM             68389X105   2,991    143,505  SH          Sole                   143,505
PATRIOT CAPITAL FUNDING        COM             70335Y104       0         50  SH          Sole                        50
Paychex, Inc.                  COM             704326107   2,045     70,390  SH          Sole                    70,390
Pentair, Inc.                  COM             709631105       5        160  SH          Sole                       160
Pepsico, Inc.                  COM             713448108   5,099     86,936  SH          Sole                    86,936
Plum Creek Timber Co. Inc.     COM             729251108      31      1,000  SH          Sole                     1,000
Praxair Inc.                   COM             74005P104   3,428     41,959  SH          Sole                    41,959
Procter & Gamble Co.           COM             742718109      36        620  SH          Sole                       620
Prudential Financial Inc.      COM             744320102   2,611     52,320  SH          Sole                    52,320
Questar Corp.                  COM             748356102   2,271     60,455  SH          Sole                    60,455
Rayonier Inc.                  COM             754907103      43      1,050  SH          Sole                     1,050
Royal Dutch Shell plc Class
   A                           COM             780259206      57      1,000  SH          Sole                     1,000
Sauer-Danfoss Inc.             COM             804137107      38      5,000  SH          Sole                     5,000
Schlumberger Ltd.              COM             806857108      89      1,500  SH          Sole                     1,500
Sherwin Williams Co.           COM             824348106      55        910  SH          Sole                       910
St. Jude Medical Inc.          COM             790849103     100      2,555  SH          Sole                     2,555
Standard & Poor's
   Depositary R                COM             78462F103     351      3,328  SH          Sole                     3,328
Texas Instruments Inc.         COM             882508104      20        856  SH          Sole                       856
Thermo Fisher Scientific
   Inc.                        COM             883556102       5        115  SH          Sole                       115
TJX Companies                  COM             872540109      17        447  SH          Sole                       447
TMX Group Inc.                 COM             87261x108      54      1,625  SH          Sole                     1,625
Transocean, Ltd.               COM             H8817H100     293      3,424  SH          Sole                     3,424
Tyco International, Ltd.       COM             h89128104     222      6,447  SH          Sole                     6,447
United Parcel Service, Inc.
   Cl                          COM             911312106      24        390  SH          Sole                       390
United Technologies Corp.      COM             913017109   3,982     65,357  SH          Sole                    65,357
Valero Energy Corp. new        COM             91913Y100       2        110  SH          Sole                       110
Varian Medical Systems         COM             92220P105      42      1,000  SH          Sole                     1,000
Vectren Corporation            COM             92240G101      23      1,000  SH          Sole                     1,000
Walgreen Company               COM             931422109     164      4,384  SH          Sole                     4,384
Wal-Mart Stores Inc.           COM             931142103      18        375  SH          Sole                       375
Wells Fargo & Co.              COM             949746101   1,305     46,311  SH          Sole                    46,311
Wyeth (formerly American
   Home                        COM             983024100      49      1,000  SH          Sole                     1,000
Zimmer Holdings, Inc.          COM             98956P102       4         75  SH          Sole                        75
IShares MSCI EAFE Index        ETF             464287465   6,007    109,868  SH          Sole                   109,868
IShares MSCI Emerging
   Markets                     ETF             464287234     295      7,593  SH          Sole                     7,593
Ishares Russell 1000 Growth
   In                          ETF             464287614      44        948  SH          Sole                       948
Ishares Russell 1000 Value
   Ind                         ETF             464287598      40        713  SH          Sole                       713
Ishares Russell 2000 Index
   Fun                         ETF             464287655     888     14,735  SH          Sole                    14,735
SPDR Gold Trust                ETF             78463v107   6,767     68,452  SH          Sole                    68,452
Vanguard Intl Equity Indes
   Emr                         ETF             922042858       8        200  SH          Sole                       200